Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, Plant and Equipment
15.	PROPERTY, PLANT AND EQUIPMENT
The carrying amounts of each class of property, plant and equipment were as follows:

	December 31
	2020 (Retrospectively Adjusted)	2021
	NT$	NT$	US$ (Note 4)

Land	$10,457,960	$11,530,540	$415,665
Buildings and improvements	82,813,857	79,273,937	2,857,748
Machinery and equipment	122,539,797	128,202,516	4,621,577
Other equipment	4,700,318	3,928,284	141,610
Construction in progress and machinery under insta llatio n	13,853,465	16,932,273	610,392

	$234,365,397	$239,867,550	$8,646,992

For the year ended December 31, 2019

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2019	$10,165,969	$141,708,011	$353,838,390	$18,380,122	$10,911,552	$535,004,044
Additions	—	806,844	413,008	76,671	61,777,364	63,073,887
Disposals	—	(983,690)	(19,139,634)	(2,507,440)	—	(22,630,764)
Reclassification	—	13,601,469	41,302,651	3,062,838	(57,221,627)	745,331
Acquisition through business combinations (Note 29)	189,111	1,044,383	5,507,315	43,611	250,455	7,034,875
Effect of foreign currency exchange differences	(21,258)	(2,204,057)	(5,176,282)	(300,686)	919,817	(6,782,466)

Balance at December 31, 2019	$10,333,822	$153,972,960	$376,745,448	$18,755,116	$16,637,561	$576,444,907

Accumulated depreciation and impairment

Balance at January 1, 2019	$—	$62,744,074	$245,750,420	$12,194,041	$—	$320,688,535
Depreciation expenses	—	6,989,392	35,747,308	2,503,967	—	45,240,667
Impairment losses recognized	—	78,562	102,056	20,388	—	201,006
Disposals	—	(881,149)	(18,640,266)	(2,503,438)	—	(22,024,853)
Reclassification	—	210,558	83,777	(103)	—	294,232
Acquisition through business combinations (Note 29)	—	445,682	4,000,338	19,028	—	4,465,048
Effect of foreign currency exchange differences	—	(1,023,739)	(3,294,855)	(194,461)	—	(4,513,055)

Balance at December 31, 2019	$—	$68,563,380	$263,748,778	$12,039,422	$—	$344,351,580

For the year ended December 31, 2020 (retrospectively adjusted)

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under Installation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2020	$10,333,822	$153,972,960	$376,745,448	$18,755,116	$16,637,561	$576,444,907
Additions	—	86,409	695,561	47,137	58,195,094	59,024,201
Disposals	—	(365,758)	(12,818,849)	(2,419,423)	(126,605)	(15,730,635)
Disposal of subsidiaries (Note 30)	—	(3,665,811)	(3,223,448)	(445,506)	(792,543)	(8,127,308)
Reclassification	—	7,367,875	52,980,977	222,066	(60,032,844)	538,074
Acquisitions through business combinations (Note 29)	167,136	1,680,497	4,445,789	722,490	53,828	7,069,740
Effect of foreign currency exchange differences	(42,998)	(263,672)	(2,456,999)	(10,902)	(81,026)	(2,855,597)

Balance at December 31, 2020 (retrospectively adjusted)	$10,457,960	$158,812,500	$416,368,479	$16,870,978	$13,853,465	$616,363,382

Accumulated depreciation and impairment

Balance at January 1, 2020	$—	$68,563,380	$263,748,778	$12,039,422	$—	$344,351,580
Depreciation expense	—	7,401,223	36,373,712	2,241,613	—	46,016,548
Impairment losses recognized	—	—	981,535	10,738	—	992,273
Disposals	—	(300,832)	(8,306,990)	(2,398,756)	—	(11,006,578)
Disposal of subsidiaries (Note 30)	—	(153,002)	(345,834)	(82,059)	—	(580,895)
Reclassification	—	3,462	497,230	(188,844)	—	311,848
Acquisitions through business combinations (Note 29)	—	548,190	3,049,895	588,935	—	4,187,020
Effect of foreign currency exchange differences	—	(63,778)	(2,169,644)	(40,389)	—	(2,273,811)

Balance at December 31, 2020	$—	$75,998,643	$293,828,682	$12,170,660	$—	$381,997,985

For the year ended December 31, 2021

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under I nstallation	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2021 (retrospectively adjusted)	$10,457,960	$158,812,500	$416,368,479	$16,870,978	$13,853,465	$616,363,382
Additions	1,126,012	2,718,507	1,332,497	135,439	69,105,086	74,417,541
Disposals	(2,400)	(659,833)	(10,999,274)	(2,144,766)	(32,960)	(13,839,233)
Disposal of subsidiaries (Note 30)	—	(12,344,067)	(33,309,236)	(1,247,326)	(1,237,431)	(48,138,060)
Reclassification	393	5,038,562	53,856,444	1,181,455	(64,884,288)	(4,807,434)
Acquisitions through business combinations (Note 29)	—	5,284	28,282	3,108	4,852	41,526
Effect of foreign currency exchange differences	(51,425)	(929,254)	(3,788,594)	(197,844)	123,549	(4,843,568)

Balance at December 31, 2021	$11,530,540	$152,641,699	$423,488,598	$14,601,044	$16,932,273	$619,194,154

Accumulated depreciation and impairment

Balance at January 1, 2021	$—	$75,998,643	$293,828,682	$12,170,660	$—	$381,997,985
Depreciation expense	—	7,620,561	39,147,076	1,836,523	—	48,604,160
Impairment losses recognized	—	15,915	105,815	5,036	—	126,766
Disposals	—	(565,551)	(10,151,428)	(2,065,174)	—	(12,782,153)
Disposal of subsidiaries (Note 30)	—	(5,369,867)	(24,974,206)	(1,100,858)	—	(31,444,931)
Reclassification	—	(3,924,490)	142,234	(18,218)	—	(3,800,474)
Acquisitions through business combinations (Note 29)	—	241	1,067	2,452	—	3,760
Effect of foreign currency exchange differences	—	(407,690)	(2,813,158)	(157,661)	—	(3,378,509)

Balance at December 31, 2021	$—	$73,367,762	$295,286,082	$10,672,760	$—	$379,326,604

	Land	Buildings and Improvements	Machinery and Equipment	Other Equipment	Construction in Progress and Machinery under I nstallation	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2021 ( re tr o spectively adjusted)	$376,999	$5,725,036	$15,009,678	$608,182	$499,404	22,219,299
Additions	40,592	98,000	48,035	4,883	2,491,171	2,682,681
Disposals	(86)	(23,786)	(396,513)	(77,317)	(1,188)	(498,890)
Disposal of subsidiaries (Note 30)	—	(444,992)	(1,200,765)	(44,965)	(44,608)	(1,735,330)
Reclassification	14	181,635	1,941,473	42,590	(2,339,016)	(173,304)
Acquisitions through business combinations (Note 29)	—	190	1,020	112	175	1,497
Effect of foreign currency exchange differences	(1,854)	(33,499)	(136,575)	(7,132)	4,454	(174,606)

Balance at December 31, 2021	$415,665	$5,502,584	$15,266,353	$526,353	$610,392	$22,321,347

Accumulated depreciation and impairment

Balance at January 1, 2021	$—	$2,739,677	$10,592,238	$438,740	$—	$13,770,655
Depreciation expense	—	274,714	1,411,214	66,205	—	1,752,133
Impairment losses recognized	—	574	3,815	182	—	4,571
Disposals	—	(20,388)	(365,949)	(74,447)	—	(460,784)
Disposal of subsidiaries (Note 30)	—	(193,579)	(900,296)	(39,685)	—	(1,133,560)
Reclassification	—	(141,474)	5,127	(657)	—	(137,004)
Acquisitions through business combinations (Note 29)	—	9	39	89	—	137
Effect of foreign currency exchange differences	—	(14,697)	(101,412)	(5,684)	—	(121,793)

Balance at December 31, 2021	$—	$2,644,836	$10,644,776	$384,743	$—	$13,674,355

Based on the future operation plans and the capacity evaluation, the Group assessed that a portion of plant and equipment in the packaging segment and the testing segment were not qualified for the production needs and, therefore, recognized an impairment loss of NT$201,006 thousand, NT$992,273 thousand and NT$126,766 thousand (US$4,571 thousand) under the line item of other operating income and expenses (Note 25) for the years ended December 31, 2019, 2020 and 2021, respectively.
The recoverable amounts of a portion of the impaired plant and equipment were determined by their fair value less cost of disposal, of which the fair value was based on the recent quoted prices of assets with similar age and obsolescence provided by vendors in secondary market or the disposal price, and both of which represented Level 3 inputs because the secondary market was not active and the disposal price was negotiated with counterparties. The recoverable amounts of the remaining impaired plant and equipment were determined by their value in use and the Group expects only short-term or no economic benefits would be generated by these assets and the discount effect was immaterial.
Each class of property, plant and equipment was depreciated on a straight-line basis over the following useful lives:

Buildings and improvements
Main plant buildings	10-55 years
Cleanrooms	10-20 years
Others	3-20 years
Machinery and equipment	2-10 years
Other equipment	2-20 years
The capitalized borrowing costs for the years ended December 31, 2019, 2020 and 2021 are disclosed in Note 25.